Consolidated Statements of Operations In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Consolidated Statements of Operations [Abstract]
Revenues, net	$ 666	33,870	36,778	35,513
Cost of revenues (excluding depreciation and amortization shown separately below)	(748)	(38,042)	(37,781)	(47,938)
Selling, general and administrative expenses	(283)	(14,393)	(13,261)	(17,854)
Depreciation and amortization	(317)	(16,124)	(15,205)	(14,759)
Excess liabilities written back	15	752	899	568
Income from Operations	(667)	(33,938)	(28,570)	(44,471)
Interest from short term bank deposit	0	10.17	473.00	3,986.00
Interest and other income net	(152)	(7,755)	4,463	3,119
Income before unusual items, Income taxes, and share of losses of affiliates	(819)	(41,683)	(23,634)	(37,365)
Income taxes (Refer note 18)	0	(3)	9,276	11,806
Equity in (losses) of affiliates	0	16	15	5
Net income	$ (819)	(41,670)	(32,895)	(25,553)
Earnings per equity share
Basic and diluted	$ (1.30)	(66.14)	(52.21)	(40.56)
Weighted average number of equity shares used in computing earnings per equity share	630	630	630	630